Capital resources (Tables)	12 Months Ended
Dec. 31, 2025
Capital resources
Schedule of regulatory capital

	2025	2024
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	42,599	39,350
Other equity instruments	(4,571)	(5,280)
	38,028	34,070
Regulatory adjustments and deductions
Own credit	42	28
Defined benefit pension fund adjustment	(187)	(147)
Cash flow hedging reserve	752	1,443
Deferred tax assets	(804)	(1,084)
Prudential valuation adjustments	(167)	(230)
Goodwill and other intangible assets	(7,386)	(7,544)
Expected loss less impairment	(89)	(27)
Foreseeable ordinary dividends	(1,837)	(1,249)
Adjustment for trust assets (1)	(365)	(365)
Foreseeable charges (2)	(921)	—
Adjustment under IFRS 9 transitional arrangements	—	33
	(10,962)	(9,142)
CET1 capital	27,066	24,928
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	4,555	5,259
AT1 capital	4,555	5,259
Tier 1 capital	31,621	30,187
Qualifying Tier 2 capital
Qualifying instruments and related share premium	5,754	5,918
Tier 2 capital	5,754	5,918
Total regulatory capital	37,375	36,105

(1)	Prudent deduction in respect of agreement with the pension fund to establish legal structure to remove dividend linked contribution. Refer to Notes 5 and 32.
(2)	For December 2025, the foreseeable charge of £921 million relates to share buybacks (£750 million relating to FY 2025, £171 million relating to H1 2025).